Schedule of share capital (Details) (Parenthetical) - shares	Dec. 31, 2025	Apr. 07, 2025	Dec. 31, 2024	Jun. 12, 2023
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	10,864,802	2,450,000	8,152,574	359,940